Acquisition and Disposition of Real Estate - Allocation of Purchase Price Paid for Completed Acquisitions (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2019	Dec. 23, 2019	Dec. 31, 2020	Dec. 22, 2019
2020 Acquisitions
Real Estate [Line Items]
Asset acquisition, additions			$ 424,634
Liabilities assumed
Below-market lease intangible liabilities			(14,157)
Accounts payable, accrued expense and other liabilities			(1,893)
Purchase price (including acquisition costs)			408,584
2020 Acquisitions | Land
Real Estate [Line Items]
Property, plant and equipment, additions			124,998
2020 Acquisitions | Buildings
Real Estate [Line Items]
Property, plant and equipment, additions			205,157
2020 Acquisitions | Site improvements
Real Estate [Line Items]
Property, plant and equipment, additions			27,571
2020 Acquisitions | Tenant improvements
Real Estate [Line Items]
Property, plant and equipment, additions			7,066
2020 Acquisitions | Construction-in-progress assets
Real Estate [Line Items]
Property, plant and equipment, additions			270
2020 Acquisitions | Fuel equipment
Real Estate [Line Items]
Property, plant and equipment, additions			156
2020 Acquisitions | In-place leases
Real Estate [Line Items]
Finite-lived intangible assets acquired			53,743
2020 Acquisitions | Above-market leases
Real Estate [Line Items]
Finite-lived intangible assets acquired			$ 5,673
2019 Acquisitions
Real Estate [Line Items]
Asset acquisition, additions	$ 1,145			$ 1,232
Liabilities assumed
Below-market lease intangible liabilities	(33)			0
Accounts payable, accrued expense and other liabilities	0			0
Purchase price (including acquisition costs)	1,112			1,232
2019 Acquisitions | Land
Real Estate [Line Items]
Property, plant and equipment, additions	252			80
2019 Acquisitions | Buildings
Real Estate [Line Items]
Property, plant and equipment, additions	745			728
2019 Acquisitions | Site improvements
Real Estate [Line Items]
Property, plant and equipment, additions	50			192
2019 Acquisitions | Tenant improvements
Real Estate [Line Items]
Property, plant and equipment, additions	0			78
2019 Acquisitions | Construction-in-progress assets
Real Estate [Line Items]
Property, plant and equipment, additions	0			0
2019 Acquisitions | Fuel equipment
Real Estate [Line Items]
Property, plant and equipment, additions	0			0
2019 Acquisitions | In-place leases
Real Estate [Line Items]
Finite-lived intangible assets acquired	98			154
2019 Acquisitions | Above-market leases
Real Estate [Line Items]
Finite-lived intangible assets acquired	$ 0			$ 0
Predecessor Asset Acquisition
Real Estate [Line Items]
Asset acquisition, additions		$ 262,785
Liabilities assumed
Below-market lease intangible liabilities		(4,649)
Accounts payable, accrued expense and other liabilities		(1,851)
Purchase price (including acquisition costs)		256,285
Predecessor Asset Acquisition | Land
Real Estate [Line Items]
Property, plant and equipment, additions		83,744
Predecessor Asset Acquisition | Buildings
Real Estate [Line Items]
Property, plant and equipment, additions		125,140
Predecessor Asset Acquisition | Site improvements
Real Estate [Line Items]
Property, plant and equipment, additions		8,152
Predecessor Asset Acquisition | Tenant improvements
Real Estate [Line Items]
Property, plant and equipment, additions		5,969
Predecessor Asset Acquisition | Construction-in-progress assets
Real Estate [Line Items]
Property, plant and equipment, additions		8,343
Predecessor Asset Acquisition | Fuel equipment
Real Estate [Line Items]
Property, plant and equipment, additions		3,486
Predecessor Asset Acquisition | In-place leases
Real Estate [Line Items]
Finite-lived intangible assets acquired		20,665
Predecessor Asset Acquisition | Above-market leases
Real Estate [Line Items]
Finite-lived intangible assets acquired		$ 7,286